Non-controlling Interests and Redeemable non-controlling Interest	6 Months Ended
Jun. 30, 2022
Noncontrolling Interest [Abstract]
Non-controlling interests and redeemable non-controlling interests	Non-controlling interests and redeemable non-controlling interests
Net effect attributable to non-controlling interests consists of the following:

	Three months ended June 30		Six months ended June 30
	2022	2021	2022	2021
HLBV and other adjustments attributable to:
Non-controlling interests - tax equity partnership units	$31,100	$19,579	$71,961	$41,521
Non-controlling interests - redeemable tax equity partnership units	1,337	1,707	2,936	3,425
Other net earnings attributable to:
Non-controlling interests	(416)	(349)	(1,934)	(4,044)
	$32,021	$20,937	$72,963	$40,902
Redeemable non-controlling interest, held by related party	(3,086)	(2,617)	(5,661)	(5,298)
Net effect of non-controlling interests	$28,935	$18,320	$67,302	$35,604
The non-controlling tax equity investors (“tax equity partnership units”) in the Company's U.S. wind power and solar power generating facilities are entitled to allocations of earnings, tax attributes and cash flows in accordance with contractual agreements. The share of earnings attributable to the non-controlling interest holders in these subsidiaries is calculated using the Hypothetical Liquidation at Book Value ("HLBV") method of accounting.